Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	475,242,924.66	28,925
Yield Supplement Overcollateralization Amount 05/31/17	17,387,379.80	0
Receivables Balance 05/31/17	492,630,304.46	28,925
Principal Payments	21,456,497.04	703
Defaulted Receivables	1,256,158.98	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	16,324,076.74	0
Pool Balance at 06/30/17	453,593,571.70	28,156

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	43.49%

Prepayment ABS Speed	1.58%

Overcollateralization Target Amount	20,411,710.73
Actual Overcollateralization	20,411,710.73

Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	6.06%
Weighted Average Remaining Term	45.68

Delinquent Receivables:
Past Due 31-60 days	8,520,125.82	451
Past Due 61-90 days	2,670,631.64	143
Past Due 91-120 days	523,266.03	28
Past Due 121+ days	0.00	0
Total	11,714,023.49	622

Total 31+ Delinquent as % Ending Pool Balance	2.58%

Recoveries	730,674.31

Aggregate Net Losses/(Gains) - June 2017	525,484.67

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.28%
Prior Net Losses Ratio	0.94%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.09%
Four Month Average	1.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.32%

Flow of Funds	$ Amount

Collections	23,839,873.35
Advances	2,024.14
Investment Earnings on Cash Accounts	19,100.80
Servicing Fee	(410,525.25)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,450,473.04

Distributions of Available Funds
(1) Class A Interest	555,074.17
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	263,421.35
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,411,710.73
(7) Distribution to Certificateholders	2,182,355.12
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,450,473.04

Servicing Fee	410,525.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 06/15/17	453,856,993.05
Principal Paid	20,675,132.08
Note Balance @ 07/17/17	433,181,860.97

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2a
Note Balance @ 06/15/17	49,964,063.69
Principal Paid	14,017,038.66
Note Balance @ 07/17/17	35,947,025.03
Note Factor @ 07/17/17	12.8382232%

Class A-2b
Note Balance @ 06/15/17	23,732,929.36
Principal Paid	6,658,093.42
Note Balance @ 07/17/17	17,074,835.94
Note Factor @ 07/17/17	12.8382225%

Class A-3
Note Balance @ 06/15/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	234,000,000.00
Note Factor @ 07/17/17	100.0000000%

Class A-4
Note Balance @ 06/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	125,000,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	21,160,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	592,985.84
Total Principal Paid	20,675,132.08
Total Paid	21,268,117.92

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	39,971.25
Principal Paid	14,017,038.66
Total Paid to A-2a Holders	14,057,009.91

Class A-2b
One-Month Libor	1.15889%
Coupon	1.55889%
Interest Paid	32,886.25
Principal Paid	6,658,093.42
Total Paid to A-2b Holders	6,690,979.67

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5876034
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4874669
Total Distribution Amount	21.0750703

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1427545
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.0608524
Total A-2a Distribution Amount	50.2036069

A-2b Interest Distribution Amount	0.2472650
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.0608528
Total A-2b Distribution Amount	50.3081178

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	12.74
Noteholders' Principal Distributable Amount	987.26

Account Balances	$ Amount

Advances
Balance as of 05/31/17	108,324.84
Balance as of 06/30/17	110,348.98
Change	2,024.14

Reserve Account
Balance as of 06/15/17	2,581,024.89
Investment Earnings	1,920.51
Investment Earnings Paid	(1,920.51)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89